Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments - Arbitration Proceedings - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) Arbitrator	Dec. 31, 2014	Dec. 31, 2005	Dec. 31, 1998 Arbitrator
Disclosure Of Other Provisions [Line Items]
Number of arbitrators | Arbitrator				2
Lawsuits And Arbitrations Proceedings [Member]
Disclosure Of Other Provisions [Line Items]
Non-current legal proceedings provision	$ 1,306,875,960
Compensation for damages	$ 318,780,600
Claimants compounded interest rate	6.90%
Claimants demanded amount	$ 102,164,683
Ordinary tariff period of letter of understanding			5 years
Number of arbitrators | Arbitrator	1
Renewal of arbitration procedure prior notice period		30 days